Fair Value of Measurements - Changes in the fair value (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Fair Value of Measurements
Change in fair value of convertible promissory notes, Extensible list			Interest expense
Convertible Debt [Member]
Fair Value of Measurements
Fair value as of beginning of period	$ 31,166	$ 56,996	$ 56,996
Change in fair value of convertible promissory notes	1,428	450
Conversion of convertible promissory notes	(61)	(33,140)
Repayment of convertible promissory notes	(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings		(1,000)
Borrowing of convertible promissory notes	2,000	9,000
Fair value as of end of period	$ 34,033	$ 31,166	$ 34,033